COMMITMENTS AND CONTIGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments
Year ended December 31,

2016	$116
2017	117
2018	110
2019	108
2020 and thereafter	732

Total	$1,183